ISSUANCE OF DEBT SECURITIES	12 Months Ended
Dec. 31, 2024
ISSUANCE OF DEBT SECURITIES
ISSUANCE OF DEBT SECURITIES

23.    ISSUANCE OF DEBT SECURITIES

Banco Supervielle S.A.

Unsubordinated Debt Securities

Global Program for the issuance of simple Negotiable Debt securities, not convertible into shares

Negotiable non-subordinated bonds

Global Program for the issuance of simple Negotiable Debt securities, not convertible into shares

As of 22 September 2016, The Ordinary and Extraordinary General Assembly of Banco Supervielle S.A. decided to approve the creation of a Global Program for the Issuance of Negotiable Bonds up to a maximum amount in circulation at any time during the duration of the program of U$S 800,000. The program was authorized by the National Securities Commission through Resolution No 18.376 dated November 24, 2016.On March 6, 2018, the expansion of the Global Negotiable Bonds Program for U$S 2,300,000 was approved by an assembly meeting. On 16 April 2018, the CNV approved the increase of the Program by resolution Nr 19.470. On April 26, 2021, the Ordinary and Extraordinary Shareholders' Meeting resolved to reduce the amount of the Program to US$300,000 (or its equivalent in other currencies or units of value) and extend the term of the Program for an additional five years. On July 20, 2021, the CNV approved the reduction of the amount and extension of the Program through Resolution DI-2021-39-APN-GE#CNV.

Registration CNV frequent issuer scheme

On August 6, 2018, the Board of Directors of Banco Supervielle S.A. decided to request the National Securities Commission (the “CNV”) to register the Bank as a frequent issuer of marketable bonds. This request was authorized by the CNV through Resolution No. 19.958 dated 27 December 2018. The Bank is registered with the CNV as a frequent issuer of Marketable Bonds under the number 03. At the meeting of the board of directors of the society on 7 March 2019, The Bank’s ratification was approved in the Frequent Issuer Regime and at the Board meeting on December 2, 2019 it was decided to allocate the maximum amount of U$S 300,000 corresponding to the Global Program for the Issuance of Negotiable Bonds by up to U$S 2,300,000, the bank is in the process of reducing the maximum amount of this Program. The CNV approved this ratification through Resolution DI-2020-11-APN-GE #CNV dated February 11, 2020. At present, the Bank’s frequent issuer status is not in force.

On August 2, 2024, Banco Supervielle S.A. issued its class H negotiable bonds at a variable rate with maturity on August 2, 2025 (12 months from the date of issue and settlement), for a nominal value of $20,877,777. The program was authorized by the National Securities Commission through Resolution No 18.376 dated November 24, 2016. Negotiable Bonds are issued under your global program of non-convertible, unsubordinated marketable bonds with a nominal value of up to $300,000 (or its equivalent in other currencies and/or units of value).

Interest on Class H Corporate Debt, at a nominal annual variable rate equivalent to the sum of the Private Bank’s Badlar rate plus a mark of 5.25%, shall be payable quarterly on the following dates: November 2, 2024,  February 2,2025, May 2025 and on the expiry date of August 2, 2025.

On November 4, 2024, $2,342,101 was paid corresponding to the first quarterly payment of Corporate Debt class H interest.

The principal of Class H Corporate Debt shall be paid in full at maturity date.

On November 28, 2024, Banco Supervielle S.A. issued its class I Corporate Debt at a fixed rate of 4.70% with maturity on May 28, 2025 (6 months from the date of issue and settlement), for a nominal value of US dollar $30,000. The program was authorized by the National Securities Commission through Resolution No 18.376 dated November 24, 2016. Negotiable Bonds are issued under your global program of non-convertible, unsubordinated marketable bonds with a nominal value of up to $300,000 (or its equivalent in other currencies and/or units of value).

The principal and interest of the Class I Marketable Bonds shall be paid in full in a single payment, to be made on the due date.

The following is a detail of the issue of Banco Supervielle SA, in force on December 31, 2024:

								Book Value
Issuance date	Currency	Class	Amount	Amortization	Term Due	Maturity date	Annual Interest Rate	12/31/2024	12/31/2023
2/8/2024	$	H	20,877,777	Due date	12 months	2/8/2025	Variable Badlar rate of private banks + 5.25%	20,127,198	—
11/28/2024	u$s	I	30,000	Due date	6 months	05/28/2025	Nominal annual fixed interest rate of 4.70	31,030,668	—
								51,157,866	—

As of 31 December 2023, Banco Supervielle S.A did not have any current issues.